Equity - Own shares - Narrative (Detail) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
	Jul. 10, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Sep. 20, 2018
Disclosure of reserves within equity [line items]
Share capital		£ 753	£ 780	£ 797
Number of shares authorised to be repurchased (in shares)					246,118,306
Par value of shares authorised to be repurchased (in GBP per share)					£ 0.28935
Repurchase of shares percentage of market value per share to be paid upon purchase					105.00%
Diageo Plc
Disclosure of reserves within equity [line items]
Number of own shares purchased (in shares)			2,500,000	5,000,000
Nominal value of own shares purchased			£ 1	£ 1
Purchase of own shares percentage of issued ordinary share capital			0.10%	0.20%
Diageo Plc | Share buy- back programme
Disclosure of reserves within equity [line items]
Number of own shares purchased (in shares)	300,000
Weighted average share price per share (in GBP per share)	£ 33.73
Transaction costs	£ 17
Purchase of treasury shares	£ 26
Diageo Plc | Share buy- back programme
Disclosure of reserves within equity [line items]
Purchase of own shares percentage of issued ordinary share capital		3.50%	2.10%
Number of own shares purchased (in shares)		94,700,000	58,900,000
Weighted average share price per share (in GBP per share)		£ 29.24	£ 25.43
Transaction costs		£ 6	£ 9
Purchase of treasury shares		£ 2,775	£ 1,507
Employee share trusts
Disclosure of reserves within equity [line items]
Number of shares (in shares)		3,000,000	4,000,000	5,000,000
Share capital		£ 58	£ 72	£ 81
Market value of shares outstanding		£ 92	£ 106	£ 107
Purchased call options
Disclosure of reserves within equity [line items]
Number of call options purchased (in shares)		4,000,000
Purchase of call options		£ 14
Term of call options		3 years